Capital Management (Details Textual) - INR (₨) ₨ in Thousands	Mar. 31, 2023	Mar. 31, 2022
Disclosure of objectives, policies and processes for managing capital [abstract]
Equity attributable to owners of parent	₨ 17,145,688	₨ 14,476,203